UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22610

THE HARTFORD ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

P.O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: October 31st

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission,100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Alternative Strategies Fund
Schedule of Investments
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
FOREIGN GOVERNMENT OBLIGATIONS - 3.0%
		Greece - 0.7%
		Greece (Republic of)
EUR	2,885	2.00%, 02/24/2036	$1,639
		Hellenic Republic
EUR	1,445	2.00%, 02/24/2031	844
			2,483
		Mexico - 1.3%
		Mexican Udibonos
MXN	53,826	4.50%, 11/22/2035 ◄	4,827

		South Africa - 1.0%
		South Africa (Republic of)
ZAR	26,789	5.50%, 12/07/2023 ◄	3,681

		Total foreign government obligations
		(cost $12,536)	$10,991

U.S. GOVERNMENT SECURITIES - 19.1%
	U.S. Treasury Securities - 19.1%
		U.S. Treasury Bonds - 5.5%
	$4,450	0.63%, 02/15/2043 ◄	$3,740
	3,175	0.75%, 02/15/2042 ◄	2,842
	2,335	2.38%, 01/15/2025 ◄	3,457
	2,275	2.50%, 01/15/2029 ◄	3,038
	1,690	3.63%, 04/15/2028 ◄	3,376
	1,835	3.88%, 04/15/2029 ◄	3,738
			20,191
		U.S. Treasury Notes - 13.6%
	27,135	0.13%, 04/15/2016 - 07/15/2022 ◄	27,934
	3,315	0.63%, 07/15/2021 ◄	3,572
	3,100	1.13%, 01/15/2021 ◄	3,562
	2,850	1.25%, 07/15/2020 ◄	3,335
	2,970	2.00%, 01/15/2016 ◄╦ØΘ	3,756
	2,700	2.38%, 01/15/2017 ◄	3,477
	2,870	2.50%, 07/15/2016 ◄	3,677
			49,313
			69,504
		Total U.S. government securities
		(cost $73,409)	$69,504

COMMON STOCKS - 4.4%
		Diversified Financials - 0.5%
	228	Hellenic Exchanges S.A. Holdings	$1,828

		Energy - 0.5%
	179	Motor Oil Hellas Corinth Refineries S.A.	1,810

		Real Estate - 0.5%
	193	EuroBank Properties REIT ●	1,772

		Utilities - 2.9%
	407	E.On SE	6,906
	170	GDF Suez	3,556
			10,462
		Total common stocks
		(cost $15,967)	$15,872

EXCHANGE TRADED FUNDS - 5.9%
		Other Investment Pools and Funds - 5.9%
	187	Market Vectors Gold Miners	$5,031
	137	PowerShares DB Commodity Index Tracking Fund ●	3,564
	113	PowerShares DB Gold Fund	5,055
	100	SPDR Dow Jones REIT	7,658
			21,308
		Total exchange traded funds
		(cost $23,816)	$21,308

		Total long-term investments (cost $125,728)	$117,675

SHORT-TERM INVESTMENTS - 64.2%
	Repurchase Agreements - 64.2%
		Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $16,339, collateralized by GNMA 3.50% - 4.00%, 2041 - 2043, value of $16,666)
	$16,339	0.07%, 7/31/2013	$16,339
Bank of Montreal TriParty
Repurchase  Agreement (maturing on
08/01/2013 in the amount of $38,482,
collateralized by FHLMC 2.50% - 5.50%,
2019 - 2043, FNMA 2.00% - 6.08%, 2022
- 2043, GNMA 3.00%, 2043, value of
		$39,252)
	38,482	0.07%, 7/31/2013	38,482
		Bank of Montreal TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $13,853, collateralized by U.S. Treasury Note 0.50% - 1.00%, 2016 - 2018, value of $14,131)
	13,853	0.09%, 7/31/2013	13,853
		Barclays Capital TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $31,618, collateralized by U.S. Treasury Note 0.25% - 0.38%, 2015, value of $32,250)
	31,618	0.07%, 7/31/2013	31,618
		Citigroup Global Markets, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $49,891, collateralized by U.S. Treasury Note 1.88% - 7.63%, 2015 - 2022, value of $50,889)
	49,891	0.06%, 7/31/2013	49,891
Deutsche Bank Securities TriParty
Repurchase Agreement (maturing on
08/01/2013 in the amount of $11,919,
collateralized by FHLMC 3.50% - 4.50%,
2026 - 2041, FNMA 3.50% - 4.00%, 2040
		- 2043, value of $12,157)
	11,919	0.10%, 7/31/2013	11,919

1

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬			Market Value ╪
SHORT-TERM INVESTMENTS - 64.2% - (continued)
Repurchase Agreements - 64.2% - (continued)
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $24,608, collateralized by U.S. Treasury Bill 0.02% - 0.16%, 2013 - 2014, value of $25,100)
$24,608	0.06%, 7/31/2013		$24,608
	TD Securities TriParty Repurchase Agreement (maturing on 08/01/2013 in the amount of $46,262, collateralized by FHLMC 3.50% - 4.50%, 2041 - 2043, FNMA 3.50% - 6.00%, 2025 - 2040, value of $47,187)
46,261	0.07%, 7/31/2013		46,261
	UBS Securities, Inc. Repurchase Agreement (maturing on 08/01/2013 in the amount of $112, collateralized by U.S. Treasury Note 2.38%, 2014, value of $114)
112	0.05%, 7/31/2013		112
			233,083
	Total short-term investments
	(cost $233,083)		$233,083

	Total investments
	(cost $358,811) ▲	96.6%	$350,758
	Other assets and liabilities	3.4%	12,338
	Total net assets	100.0%	$363,096

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At July 31, 2013, the cost of securities for federal income tax purposes was $358,688 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$328
Unrealized Depreciation	(8,258)
Net Unrealized Depreciation	$(7,930)

●	Non-income producing.

◄	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

╬	All principal or contract amounts are in U.S. dollars unless otherwise indicated.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. The Fund has also pledged $635 of cash as collateral in connection with swap contracts. Securities valued at $792, held on behalf of the Fund at the custody bank, were received from broker(s) as collateral in connection with swap contracts.

2

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Θ	At July 31, 2013, this security, or a portion of this security, is designated to cover written call options in the table below:

Written Call Options Outstanding at July 31, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Currency Option USD Call/JPY Put	Foreign Exchange	$105.28	12/27/2013	7,015,000	$49	$110	$61

* The number of contracts does not omit 000's. Number of contracts shown in  U.S. dollars unless otherwise noted.

Ø	At July 31, 2013, this security, or a portion of this security, collateralized the written put options in the table below:

Written Put Options Outstanding at July 31, 2013

Description	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Currency Option USD Put/JPY Call	Foreign Exchange	$91.41	12/27/2013	7,015,000	$68	$109	$41

* The number of contracts does not omit 000's.  Number of contracts shown in U.S. dollars unless otherwise noted.

Futures Contracts Outstanding at July 31, 2013

Description	Number of Contracts*	Expiration Date	Notional Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian SPI 200 Index Future	8	09/19/2013	$889	$901	$12
CAC 40 10 EURO Future	18	08/16/2013	931	956	25
Canadian Government 10-Year Bond Future	45	09/19/2013	5,770	5,764	(6)
Euro BUXL 30-Year Bond Future	114	09/06/2013	19,798	19,561	(237)
FTSE 100 Index Futures	137	09/20/2013	13,431	13,679	248
FTSE/MIB Index Future	17	09/20/2013	1,801	1,866	65
IBEX 35 Index Future	18	08/16/2013	1,892	2,012	120
KOSPI 200 Index Future	102	09/12/2013	11,360	11,277	(83)
NIKKEI 225 Index Future	26	09/12/2013	3,580	3,612	32
S&P 500 (E-Mini) Future	652	09/20/2013	52,898	54,784	1,886
SGX FTSE China A50 Index Future	245	08/29/2013	1,634	1,650	16
TDX ISE National-30 Index Future	91	08/29/2013	440	418	(22)
U.S. Treasury 10-Year Note Future	63	09/19/2013	8,120	7,966	(154)
U.S. Treasury CME Ultra Long Term Bond Future	72	09/19/2013	11,057	10,386	(671)
					$1,231
Short position contracts:
Australian 10-Year Bond Future	24	09/16/2013	$2,533	$2,563	$(30)
Australian 3-Year Bond Future	259	09/16/2013	25,486	25,565	(79)
Euro-BTP Future	34	09/06/2013	4,967	5,033	(66)
Euro-BUND Future	277	09/06/2013	52,701	52,464	237
FTSE/JSE Top 40 Future Index	289	09/19/2013	10,608	10,737	(129)
German Stock Exchange Future	45	09/20/2013	12,295	12,347	(52)
Japan 10-Year Bond Future	28	09/10/2013	40,833	41,072	(239)
Long Gilt Future	123	09/26/2013	21,409	21,084	325
Mexican Stock Exchange Index Future	221	09/20/2013	6,928	7,092	(164)
Russell 2000 Mini Future	110	09/20/2013	10,738	11,472	(734)
S&P/TSX 60 Index Future	93	09/19/2013	12,877	12,914	(37)

3

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Futures Contracts Outstanding at July 31, 2013 - (continued)

Description
Short position contracts: - (continued)
Stockholm Stock Exchange Future	95	08/16/2013	$1,777	$1,799	$(22)
$(990)
$241

* The number of contracts does not omit 000's.

Cash of $10,886 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at July 31, 2013.

Foreign Currency Contracts Outstanding at July 31, 2013

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
AUD	Buy	09/18/2013	BNP	$3,574	$3,481	$(93)
AUD	Buy	09/18/2013	CBA	3,603	3,523	(80)
AUD	Buy	09/18/2013	DEUT	7,228	6,913	(315)
AUD	Sell	09/18/2013	DEUT	5,304	5,028	276
AUD	Sell	09/18/2013	HSBC	5,231	5,126	105
AUD	Sell	08/01/2013	JPM	5	5	–
AUD	Sell	09/18/2013	WEST	3,541	3,485	56
BRL	Buy	08/02/2013	UBS	1,117	1,087	(30)
BRL	Sell	08/02/2013	UBS	1,094	1,087	7
CAD	Buy	09/18/2013	DEUT	719	715	(4)
CAD	Buy	09/18/2013	HSBC	1,789	1,823	34
CAD	Buy	09/18/2013	MSC	3,533	3,624	91
CAD	Sell	09/18/2013	BNP	3,621	3,624	(3)
CAD	Sell	09/18/2013	DEUT	13,565	13,467	98
CAD	Sell	08/01/2013	JPM	184	184	–
CZK	Buy	09/18/2013	DEUT	3,684	3,636	(48)
CZK	Sell	09/18/2013	HSBC	3,613	3,636	(23)
EUR	Buy	09/18/2013	CBK	7,203	7,337	134
EUR	Buy	09/18/2013	HSBC	3,459	3,501	42
EUR	Buy	09/18/2013	JPM	1,603	1,633	30
EUR	Sell	09/18/2013	BNP	1,499	1,533	(34)
EUR	Sell	09/18/2013	CBK	27,477	27,375	102
EUR	Sell	09/18/2013	CSFB	1,578	1,614	(36)
EUR	Sell	09/18/2013	DEUT	5,514	5,740	(226)
EUR	Sell	08/01/2013	JPM	85	85	–
EUR	Sell	09/18/2013	JPM	5,374	5,461	(87)
EUR	Sell	09/18/2013	MSC	5,316	5,427	(111)
EUR	Sell	09/18/2013	NAB	3,402	3,449	(47)
EUR	Sell	09/18/2013	UBS	2,682	2,664	18
EUR	Sell	09/18/2013	WEST	3,710	3,734	(24)
GBP	Buy	09/18/2013	BCLY	1,703	1,715	12
GBP	Buy	09/18/2013	DEUT	3,523	3,609	86
GBP	Buy	09/18/2013	DEUT	507	493	(14)
GBP	Buy	09/18/2013	JPM	1,807	1,840	33
GBP	Buy	09/18/2013	JPM	1,787	1,779	(8)
GBP	Buy	09/18/2013	MSC	1,831	1,836	5
GBP	Buy	09/18/2013	NAB	3,681	3,680	(1)
GBP	Sell	09/18/2013	CBK	17,513	16,982	531
GBP	Sell	08/01/2013	JPM	159	159	–
INR	Buy	09/18/2013	BCLY	1,781	1,695	(86)
INR	Sell	09/18/2013	BCLY	1,721	1,695	26
JPY	Buy	09/18/2013	CBK	5,359	5,445	86
JPY	Buy	09/18/2013	DEUT	2,235	2,173	(62)

4

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at July 31, 2013 - (continued)

Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Unrealized Appreciation/ (Depreciation)
JPY	Buy	08/01/2013	JPM	$77	$77	$–
JPY	Buy	09/18/2013	JPM	5,386	5,465	79
JPY	Sell	09/18/2013	BNP	2,232	2,173	59
JPY	Sell	09/18/2013	CSFB	10,779	10,395	384
JPY	Sell	09/18/2013	HSBC	1,695	1,725	(30)
JPY	Sell	09/18/2013	RBS	7,204	7,014	190
KRW	Buy	08/01/2013	JPM	43	43	–
KRW	Sell	09/23/2013	DEUT	7,130	7,148	(18)
MXN	Buy	09/18/2013	BNP	1,744	1,807	63
MXN	Buy	09/18/2013	HSBC	10,538	10,641	103
MXN	Buy	08/01/2013	JPM	89	89	–
MXN	Buy	09/18/2013	RBC	14,636	14,621	(15)
MXN	Sell	09/18/2013	JPM	1,783	1,807	(24)
NOK	Buy	09/18/2013	DEUT	1,612	1,692	80
NOK	Buy	09/18/2013	DEUT	3,736	3,663	(73)
NOK	Buy	09/18/2013	GSC	3,670	3,659	(11)
NOK	Buy	09/18/2013	HSBC	1,666	1,688	22
NOK	Buy	09/18/2013	JPM	2,029	2,116	87
NOK	Buy	09/18/2013	MSC	1,755	1,811	56
NOK	Buy	09/18/2013	UBS	7,061	7,325	264
NOK	Sell	09/18/2013	HSBC	5,483	5,575	(92)
NOK	Sell	09/18/2013	MSC	3,623	3,658	(35)
NZD	Buy	09/18/2013	BCLY	5,492	5,438	(54)
NZD	Buy	09/18/2013	HSBC	5,255	5,439	184
NZD	Buy	09/18/2013	NAB	3,558	3,597	39
NZD	Sell	09/18/2013	DEUT	5,420	5,439	(19)
NZD	Sell	09/18/2013	HSBC	8,832	9,035	(203)
PLN	Buy	09/18/2013	CSFB	7,355	7,379	24
PLN	Sell	09/18/2013	HSBC	3,588	3,704	(116)
PLN	Sell	09/18/2013	UBS	3,506	3,676	(170)
SEK	Buy	09/18/2013	DEUT	3,650	3,663	13
SEK	Buy	09/18/2013	MSC	3,641	3,619	(22)
SEK	Sell	09/18/2013	DEUT	1,773	1,850	(77)
SEK	Sell	09/18/2013	GSC	3,536	3,497	39
SEK	Sell	09/18/2013	HSBC	8,876	8,963	(87)
SEK	Sell	08/01/2013	JPM	6	6	–
SEK	Sell	09/18/2013	JPM	1,926	2,004	(78)
SEK	Sell	09/18/2013	MSC	1,714	1,759	(45)
SEK	Sell	09/18/2013	UBS	7,097	7,304	(207)
SGD	Buy	09/18/2013	HSBC	7,110	7,131	21
SGD	Sell	09/18/2013	JPM	7,233	7,131	102
TRY	Buy	08/01/2013	JPM	9	9	–
ZAR	Buy	09/18/2013	BNP	3,576	3,559	(17)
ZAR	Buy	08/01/2013	JPM	92	91	(1)
ZAR	Sell	09/18/2013	DEUT	3,528	3,559	(31)
						$824

5

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Credit default swaps on traded indices:
Buy protection:
CDX.EM.19	GSC	$9,450	(5.00)%	06/20/18	$(1,162)	$(802)	$360
Sell protection:
CDX.NA.HY.20	JPM	$13,950	5.00%	06/20/18	$401	$797	$396
Total traded indices					$(761)	$(5)	$756

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional shown in U.S. dollars unless otherwise noted.

Total Return Swap Contracts Outstanding at July 31, 2013

Reference Entity	Counterparty	Notional Amount *	Payments received (paid) by Fund	Expiration Date	Upfront Premiums Paid/ (Received)	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Dow Jones Wilshire REIT Index	BOA	$2,991	1M LIBOR + 0.08%	08/30/13	$–	$(22)	$(22)
Dow Jones Wilshire REIT Index	BOA	2,831	1M LIBOR + 0.13%	08/30/13	–	(21)	(21)
Dow Jones Wilshire REIT Index	BOA	1,685	1M LIBOR + 0.15%	08/30/13	–	–	–
					$–	$(43)	$(43)

* Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

6

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank
RBC	RBC Dominion Securities
RBS	RBS Greenwich Capital
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
EUR	EURO
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish New Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish New Lira
USD	U.S. Dollar
ZAR	South African Rand

Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
ISE	International Security Exchange
JSE	Johannesburg Stock Exhange
KOSPI	Korea Composite Stock Price
MIB	Milano Italia Borsa
S&P	Standard & Poors
SGX	Singapore Exchange
SPI	Share Price Index
TDX	db-X In-Target Date Fund
TSX	Toronto Stock Exchange

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt

Distribution by Credit Quality

as of July 31, 2013

Credit Rating *	Percentage of Net Assets
Baa / BBB	2.3
B	0.7
U.S. Government Agencies and Securities	19.1
Non-Debt Securities and Other Short-Term Instruments	74.5
Other Assets & Liabilities	3.4
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

7

The Hartford Alternative Strategies Fund
Schedule of Investments – (continued)
July 31, 2013 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
July 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Diversified Financials	$1,828	$–	$1,828	$–
Energy	1,810	–	1,810	–
Real Estate	1,772	1,772	–	–
Utilities	10,462	–	10,462	–
Total	15,872	1,772	14,100	–
Exchange Traded Funds	21,308	21,308	–	–
Foreign Government Obligations	10,991	–	10,991	–
U.S. Government Securities	69,504	6,778	62,726	–
Short-Term Investments	233,083	–	233,083	–
Total	$350,758	$29,858	$320,900	$–
Credit Default Swaps*	756	–	756	–
Foreign Currency Contracts*	3,581	–	3,581	–
Futures*	2,966	2,966	–	–
Total Return Swaps*	–	–	–	–
Written Options*	102	–	102	–
Total	$7,405	$2,966	$4,439	$–
Liabilities:
Foreign Currency Contracts*	2,757	–	2,757	–
Futures*	2,725	2,725	–	–
Total Return Swaps*	43	–	43	–
Total	$5,525	$2,725	$2,800	$–

♦	For the nine-month period ended July 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD ALTERNATIVE STRATEGIES FUND

Date: September 16, 2013	By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 16, 2013	By:	/s/ James E. Davey
James E. Davey
President

Date: September 16, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Vice President, Treasurer and Controller